Related undertakings (Details)	12 Months Ended
Oct. 31, 2021
Ownership Percentage [Abstract]
Ownership percentage in subsidiary	100.00%
Attachmate Australasia Pty. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Attachmate Australasia Pty. Ltd.
Country of incorporation	Australia
Principal activities	In Liquidation
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Attachmate Group Australia Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Attachmate Group Australia Pty Ltd
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Autonomy Australia Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Australia Pty Ltd
Country of incorporation	Australia
Principal activities	In Liquidation
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Autonomy Systems Australia Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Systems Australia Pty Ltd
Country of incorporation	Australia
Principal activities	In Liquidation
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Borland Australia Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland Australia Pty Ltd
Country of incorporation	Australia
Principal activities	In Liquidation
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Entcorp Australia Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entcorp Australia Pty Limited
Country of incorporation	Australia
Principal activities	In Liquidation
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Full 360 Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Full 360 Pty Ltd
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office address	Suite 9, 191 Victoria Road, Gladesville NSW 2111, Australia
Micro Focus Australia Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Australia Pty Ltd
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Micro Focus Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Pty Limited
Country of incorporation	Australia
Principal activities	Sale and support of software
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Serena Software Pty Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Serena Software Pty Limited
Country of incorporation	Australia
Principal activities	In Liquidation
Registered office address	Level 8, 76 Berry Street, North Sydney NSW 2060, Australia
Micro Focus Austria GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Austria GmbH
Country of incorporation	Austria
Principal activities	Development of software
Registered office address	Donau-City-Straße 7, 40. OG, 1220 Wien, Austria
Autonomy Belgium BV [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Belgium BV
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office address	Officenter, Luchthavenlaan 27, 1800 Vilvoorde, Belgium
Micro Focus Belgium BV [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Belgium BV
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office address	Officenter, Luchthavenlaan 27, 1800 Vilvoorde, Belgium
Micro Focus S.r.l [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus S.r.l
Country of incorporation	Belgium
Principal activities	Sale and support of software
Registered office address	EU Parliament, 4th Floor, 37 De Meeussquare, 1000 Brussels, Belgium
Borland Latin America Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland Latin America Ltda
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office address	Rua Joaquim Floriano, 466 - 12 Andar, Ed. Corporate, Itaim Bibi, São Paulo, SP, 04534-002, Brazil
Cambridge Technology Partners do Brasil s.c. Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Cambridge Technology Partners do Brasil Ltda
Country of incorporation	Brazil
Principal activities	Dormant
Registered office address	Rua Joaquim Floriano, 466 - 12 Andar, Ed. Corporate, Itaim Bibi, São Paulo, SP, 04534-002, Brazil
Micro Focus Brasil Servicos de Tecnologia Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Brasil Serviços de Tecnologia Ltda
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office address	Rua Joaquim Floriano, 466 - 12 Andar, Ed. Corporate, Itaim Bibi, São Paulo, SP, 04534-002, Brazil
Micro Focus Programacao de Computadores Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Programação de Computadores Ltda
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office address	Rua Joaquim Floriano, 466 - 12 Andar, Ed. Corporate, Itaim Bibi, São Paulo, SP, 04534-002, Brazil
Peregrine Systems do Brasil Ltda. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Peregrine Systems do Brasil Ltda.
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office address	Avenida das Nações Unidas, 1201, conj. 2302. sala 72, São Paulo, SP, 04578-000, Brazil
Serena Software Do Brasil Ltda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Serena Software Do Brasil Ltda
Country of incorporation	Brazil
Principal activities	Sale and support of software
Registered office address	Rua Joaquim Floriano, 466 - 12 Andar, Ed. Corporate, Itaim Bibi, São Paulo, SP, 04534-002, Brazil
Micro Focus APM Solutions EOOD [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus APM Solutions EOOD
Country of incorporation	Bulgaria
Principal activities	Development of software
Registered office address	76A James Boucher Blvd., Hill Tower 3rd floor, Lozenets District, Sofia, 1407, Bulgaria
Micro Focus Bulgaria EOOD [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Bulgaria EOOD
Country of incorporation	Bulgaria
Principal activities	Sale and support of software
Registered office address	76A James Boucher Blvd., Hill Tower 3rd floor, Lozenets District, Sofia, 1407, Bulgaria
Autonomy Systems (Canada) Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Systems (Canada) Ltd.
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office address	200-204 Lambert Street, Whitehorse Y1A 3T2, Canada
GWAVA ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	GWAVA ULC
Country of incorporation	Canada
Principal activities	Holding Company
Registered office address	250, Howe Street, Suite 1400-C, Vancouver BC V6C 3S7, Canada
Interset Software ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Interset Software ULC
Country of incorporation	Canada
Principal activities	Holding Company
Registered office address	250, Howe Street, Suite 1400-C, Vancouver BC V6C 3S7, Canada
Micro Focus (Canada) ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (Canada) ULC
Country of incorporation	Canada
Principal activities	Development, sale and support of software
Registered office address	250, Howe Street, Suite 1400-C, Vancouver BC V6C 3S7, Canada
Micro Focus Software (Canada) ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software (Canada) ULC
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office address	4300 Bankers Hall West, 888 - 3rd Street S.W., Calgary T2P 5C5, Canada
Micro Focus Acquisition Canada ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Acquisition Canada ULC
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office address	1300-1969 Upper Water Street, McInnes Cooper Tower - Purdy's Wharf Halifax, NS, B3J 3R7, Canada
Micro Focus Software Solutions Canada Co. / Solutions Logiciels Micro Focus Canada Cie. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Solutions Canada Co. / Solutions Logiciels Micro Focus Canada Cie.
Country of incorporation	Canada
Principal activities	Sale and support of software
Registered office address	Cogswell Tower, 2000 Barrington Street, Suite 1101-C. , Halifax NS B3J 3K1 , Canada
NetManage Canada ULC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	NetManage Canada ULC
Country of incorporation	Canada
Principal activities	Dormant
Registered office address	250, Howe Street, Suite 1400-C, Vancouver BC V6C 3S7, Canada
Entco Capital Co [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Capital Co
Country of incorporation	Cayman Islands
Principal activities	In Liquidation
Registered office address	PwC Corporate Finance & Recovery (Cayman) Limited., P.O. Box 258, 18 Forum Lane, Camana Bay, Grand Cayman , KY1-1104, Cayman Islands
Entco Investment Co [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Investment Co
Country of incorporation	Cayman Islands
Principal activities	In Liquidation
Registered office address	PwC Corporate Finance & Recovery (Cayman) Limited., P.O. Box 258, 18 Forum Lane, Camana Bay, Grand Cayman , KY1-1104, Cayman Islands
Micro Focus International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus International Limited
Country of incorporation	Cayman Islands
Principal activities	In Liquidation
Registered office address	PwC Corporate Finance & Recovery (Cayman) Limited., P.O. Box 258, 18 Forum Lane, Camana Bay, Grand Cayman , KY1-1104, Cayman Islands
Micro Focus IP Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus IP Ltd.
Country of incorporation	Cayman Islands
Principal activities	In Liquidation
Registered office address	PwC Corporate Finance & Recovery (Cayman) Limited., P.O. Box 258, 18 Forum Lane, Camana Bay, Grand Cayman , KY1-1104, Cayman Islands
Micro Focus Marigalante Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Marigalante Ltd.
Country of incorporation	Cayman Islands
Principal activities	Sale and support of software
Registered office address	Ocorian Trust (Cayman) Limited, Windward 3, Regatta Office Park, PO Box 1350, West Bay Road, Grand Cayman , KY1-1108, Cayman Islands
Autonomy Systems (Beijing) Limited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Systems (Beijing) Limited Company
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	Unit 601, Block A, Yuanyang International Center, No. 56 Dong Si Huan Zhong Road, Beijing, Chaoyang District, China
Micro Focus Limited Beijing Representative Office [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Limited Beijing Representative Office
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	Unit 04, B01, 3rd Floor, 101, 1st Floor, No.1 building, No.8 Yard Guangshun South Avenue , Chaoyang District, Beijing, China
Shanghai Micro Focus Software Technology Co., Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Shanghai Micro Focus Software Technology Co., Ltd
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	Floor 2, Building 1, No. 799 Naxian Road, Pilot Free Trade Zone, Shanghai, China
Shanghai Micro Focus Software Technology Co., Ltd, Beijing Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Shanghai Micro Focus Software Technology Co., Ltd, Beijing Branch
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	8 Guangshun Avenue South, B01, 3F Building 1, Chaoyang District , China
Shanghai Micro Focus Software Technology Co., Ltd, Shangdong Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Shanghai Micro Focus Software Technology Co., Ltd. Shandong Branch
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	1807-1811, 18th Floor, Kechuang Building, interchange of Yingxiong Mountain Road and 2nd Ring South Rd, Shizhong District, Jinan, Shangdong, China
Shanghai Micro Focus Software Technology Co., Ltd, Chongqing Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Shanghai Micro Focus Software Technology Co., Ltd., Chongqing Branch
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	66/1, 6th Floor, Olympia Building, Bagmane Tech Park, Byrasandra, C V Raman Nagar, Bangalore, Karnataka, 560093, India
Shanghai Micro Focus Software Technology Co., Ltd, Shenzhen Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Shanghai Micro Focus Software Technology Co., Ltd., Shenzhen Branch
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	WTC 3, Unit no. 207, Jalan Jenderal Sudirman Kav 29-31, Kel. Karet Semanggi, Kec. Setiabudi, Kota Adm, Jakarta Selatan, DKI Jakarta, Indonesia
Singapore Micro Focus Pte Ltd Shanghai Representative Office [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Singapore Micro Focus Pte. Ltd Shanghai Representative Office
Country of incorporation	China
Principal activities	Sale and support of software
Registered office address	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
Micro Focus Software LATAM S.A.S [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software LATAM S.A.S
Country of incorporation	Colombia
Principal activities	Sale and support of software
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Micro Focus CentroAmerica CAC Limiteda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Centroamerica CAC Limitada
Country of incorporation	Costa Rica
Principal activities	Sale and support of software
Registered office address	5 Altalef St., Yahud, Israel
Micro Focus Costa Rica Limiteda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Costa Rica Limitada
Country of incorporation	Costa Rica
Principal activities	Sale and support of software
Registered office address	Matam Advanced Tech Center, Building 5/1, Haifa, 31 905, Israel
NetIQ Software International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	NetIQ Software International Limited
Country of incorporation	Cyprus
Principal activities	In Liquidation
Registered office address	Scientific Industries Center, Haifa, 33263, Israel
Micro Focus Czechia s.r.o [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Czechia s.r.o.
Country of incorporation	Czech Republic
Principal activities	Sale and support of software
Registered office address	17 Hatidhar St, Raannana, 43665, Israel
Micro Focus Denmark, filial af Micro Focus AS, Norge Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Denmark, filial af Micro Focus AS, Norge Branch
Country of incorporation	Denmark
Principal activities	Sale and support of software
Registered office address	Viale Sarca 235, 20126, Milan, Italy
Micro Focus Software Denmark ApS [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Denmark ApS
Country of incorporation	Denmark
Principal activities	Sale and support of software
Registered office address	Via Santa Maria alla Porta 9, 20123, Milan, Italy
Micro Focus AS, Filial i Finland [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus AS, Filial i Finland
Country of incorporation	Finland
Principal activities	Sale and support of software
Registered office address	No. 8 Center Plaza Bldg, 5F, 1-10-16 Horidomecho Nihonbashi, Chuo-ku, Tokyo 103-0012, Japan
Borland (France) Sarl [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland (France) Sarl
Country of incorporation	France
Principal activities	Sale and support of software
Registered office address	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Cobol-IT, SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Cobol-IT, SAS
Country of incorporation	France
Principal activities	Sale and support of software
Registered office address	12 rue Jean Engling, L-1466, Luxembourg
Micro Focus France SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus France SAS
Country of incorporation	France
Principal activities	Sale and support of software
Registered office address	15, Boulevard F.W. Raiffeisen, L - 2411, Luxembourg
Micro Focus SAS [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus SAS
Country of incorporation	France
Principal activities	Sale and support of software
Registered office address	Level 11 , 1 Sentral, Jalan Rakyat, Kuala Lumpur Sentral, 50470 59200 Kuala Lumpur, Malaysia
Attachmate Group Germany GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Attachmate Group Germany GmbH
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office address	Unit 501, Level 5, Uptown 1, 1 Jalan SS21/58, Damansara Uptown, 47400 Selangor Darul Ehsan, Malaysia
Borland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland GmbH
Country of incorporation	Germany
Principal activities	Dormant
Registered office address	Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
GWAVA EMEA GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	GWAVA EMEA GmbH
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Deutschland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Deutschland GmbH
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office address	Level 26, PWC Tower, 15 Customs Street West, Auckland, 1010, New Zealand
Micro Focus GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus GmbH
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office address	Herrenberger Strasse 140, 71034, Böblingen, Germany
Novell Holding Deutschland GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Holding Deutschland GmbH
Country of incorporation	Germany
Principal activities	Holding Company
Registered office address	Herrenberger Strasse 140, 71034, Böblingen, Germany
Serena Software GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Serena Software GmbH
Country of incorporation	Germany
Principal activities	Sale and support of software
Registered office address	Nördlicher Zubringer 9-11, 40470, Düsseldorf, Germany
EntCorp Hong Kong Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	EntCorp Hong Kong Limited
Country of incorporation	Hong Kong
Principal activities	Sale and support of software
Registered office address	19th Floor, Cityplaza One, 1111 King's Road, Taikoo Shing, Hong Kong
Micro Focus Limited Hong Kong Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Limited Hong Kong Branch
Country of incorporation	Hong Kong
Principal activities	Sale and support of software
Registered office address	21st Floor, Henley Building, 5 Queens Road Central, Hong Kong
Micro Focus Software HK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software HK Limited
Country of incorporation	Hong Kong
Principal activities	Sale and support of software
Registered office address	21st Floor, Henley Building, 5 Queens Road Central, Hong Kong
Autonomy Software Asia Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Software Asia Private Limited
Country of incorporation	India
Principal activities	Sale and support of software
Registered office address	4th Floor, Laurel Building ‘A' Block, Bagmane Tech Park, Survey no.65/2, C.V.Raman Nagar, Byrasandra Village, KR Pura Hobli, Bangalore South Taluk, Bengaluru-560093, India
Entco IT Services Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco IT Services Private Limited
Country of incorporation	India
Principal activities	Sale and support of software
Registered office address	4th Floor, Bagmane Tech Park, Olympia Building Survey Nos. 66/1, 66/66-1 & 66/1-3, CV Raman Nagar , Bangalore, 560093, India
Interwoven, Inc., India Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Interwoven, Inc., India Branch
Country of incorporation	India
Principal activities	Sale and support of software
Registered office address	7th Floor, Unit 705 Leela Business Park, Andheri – Kurla Road, Andheri East, Mumbai , 400059, India
Micro Focus Software India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software India Private Limited
Country of incorporation	India
Principal activities	Development, sale and support of software
Registered office address	Laurel Block D 65/2, Bagmane Tech Park, C.V. Raman Nagar Byrasandra Post, Bangalore, India
Micro Focus Software Solutions India Private Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Solutions India Private Limited
Country of incorporation	India
Principal activities	Sale and support of software
Registered office address	66/1, 6th Floor, Olympia Building, Bagmane Tech Park, Byrasandra, C V Raman Nagar, Bangalore, Karnataka, 560093, India
Micro Focus Software Pte. Ltd. - Representative Office [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Pte. Ltd. – Representative Office
Country of incorporation	Indonesia
Principal activities	Sale and support of software
Registered office address	WTC 3, Unit no. 207, Jalan Jenderal Sudirman Kav 29-31, Kel. Karet Semanggi, Kec. Setiabudi, Kota Adm, Jakarta Selatan, DKI Jakarta, Indonesia
Attachmate Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Attachmate Ireland Limited
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office address	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
Entsoft Holding Ireland Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entsoft Holding Ireland Unlimited Company
Country of incorporation	Ireland
Principal activities	In Liquidation
Registered office address	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
Micro Focus (IP) Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (IP) Ireland Limited
Country of incorporation	Ireland
Principal activities	Dormant
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Micro Focus Galway Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Galway Limited
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office address	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
Micro Focus Group Holdings Unlimited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Group Holdings Unlimited
Country of incorporation	Ireland
Principal activities	Holding Company
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Micro Focus International Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus International Holdings Limited
Country of incorporation	Ireland
Principal activities	Holding Company
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Micro Focus Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Ireland Limited
Country of incorporation	Ireland
Principal activities	Development, sale and support of software
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Micro Focus Software (Ireland) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software (Ireland) Limited
Country of incorporation	Ireland
Principal activities	Development, sale and support of software
Registered office address	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
Micro Focus Software Solutions Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Solutions Ireland Limited
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office address	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
NetIQ Europe Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	NetIQ Europe Limited
Country of incorporation	Ireland
Principal activities	Sale and support of software
Registered office address	Block A, Ballybrit Business Park, Ballybane Road, Galway, H91 WP08, Ireland
NetIQ Ireland Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	NetIQ Ireland Limited
Country of incorporation	Ireland
Principal activities	Holding Company
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Novell Cayman Software International Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Cayman Software International Unlimited Company
Country of incorporation	Ireland
Principal activities	Holding Company
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Novell Cayman Software Unlimited Company [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Cayman Software Unlimited Company
Country of incorporation	Ireland
Principal activities	Holding Company
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Novell Software International Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Software International Limited
Country of incorporation	Ireland
Principal activities	Holding Company
Registered office address	One Spencer Dock, North Wall Quay, Dublin 1, D01 X9R7, Ireland
Micro Focus Interactive Israel Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Interactive Israel Ltd
Country of incorporation	Israel
Principal activities	Sale and support of software
Registered office address	5 Altalef St., Yahud, Israel
Micro Focus Israel Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Israel Limited
Country of incorporation	Israel
Principal activities	Development and support of software
Registered office address	Matam Advanced Tech Center, Building 5/1, Haifa, 31 905, Israel
Micro Focus Software Israel Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Israel Ltd
Country of incorporation	Israel
Principal activities	Sale and support of software
Registered office address	5 Altalef St., Yahud, Israel
N.Y. NetManage (Yerushalayim) Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	N.Y. NetManage (Yerushalayim) Ltd
Country of incorporation	Israel
Principal activities	Dormant
Registered office address	Scientific Industries Center, Haifa, 33263, Israel
Novell Israel Software Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Israel Software Limited
Country of incorporation	Israel
Principal activities	Dormant
Registered office address	17 Hatidhar St, Raannana, 43665, Israel
Micro Focus Italiana S.r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Italiana S.r.l.
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office address	Viale Sarca 235, 20126, Milan, Italy
Micro Focus S.r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus S.r.l.
Country of incorporation	Italy
Principal activities	Sale and support of software
Registered office address	Viale Sarca 235, 20126, Milan, Italy
Verity Italia S.r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Verity Italia S.r.l.
Country of incorporation	Italy
Principal activities	In Liquidation
Registered office address	Via Santa Maria alla Porta 9, 20123, Milan, Italy
Entcorp Japan K.K. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entcorp Japan K.K.
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office address	No. 8 Center Plaza Bldg, 5F, 1-10-16 Horidomecho Nihonbashi, Chuo-ku, Tokyo 103-0012, Japan
Micro Focus Enterprise Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Enterprise Ltd
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office address	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Micro Focus LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus LLC
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office address	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Novell Japan, Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Japan, Ltd
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office address	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Serena Software Japan LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Serena Software Japan LLC
Country of incorporation	Japan
Principal activities	Sale and support of software
Registered office address	Midtown Tower 19F, 9-7-1 Akasaka, Minato-ku, Tokyo, 107-6219, Japan
Micro Focus Luxembourg S.a r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Luxembourg S.à r.l.
Country of incorporation	Luxembourg
Principal activities	Sale and support of software
Registered office address	12 rue Jean Engling, L-1466, Luxembourg
Verity Luxembourg S.a r.l. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Verity Luxembourg S.à r.l.
Country of incorporation	Luxembourg
Principal activities	Sale and support of software
Registered office address	15, Boulevard F.W. Raiffeisen, L - 2411, Luxembourg
Micro Focus Malaysia Sdn. Bhd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Malaysia Sdn. Bhd.
Country of incorporation	Malaysia
Principal activities	Sale and support of software
Registered office address	Level 11 , 1 Sentral, Jalan Rakyat, Kuala Lumpur Sentral, 50470 59200 Kuala Lumpur, Malaysia
Novell Corporation (Malaysia) Sdn. Bhd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Corporation (Malaysia) Sdn. Bhd.
Country of incorporation	Malaysia
Principal activities	Sale and support of software
Registered office address	Unit 501, Level 5, Uptown 1, 1 Jalan SS21/58, Damansara Uptown, 47400 Selangor Darul Ehsan, Malaysia
Micro Focus International Mexico, S. de R.L. de C.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus International Mexico, S. de R.L. de C.V.
Country of incorporation	Mexico
Principal activities	Sale and support of software
Registered office address	Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
Micro Focus Limited Mexico Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Limited Mexico Branch
Country of incorporation	Mexico
Principal activities	Sale and support of software
Registered office address	Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
Micro Focus Software Mexico, S. De R.L. De C.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Mexico, S. De R.L. De C.V.
Country of incorporation	Mexico
Principal activities	Sale and support of software
Registered office address	Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
Micro Focus Software Solutions Mexico, S. de R.L. de C.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Solutions Mexico, S. de R.L. de C.V.
Country of incorporation	Mexico
Principal activities	Sale and support of software
Registered office address	Av. Periférico Sur 6751, Col. Toluquilla, Municipio Tlaquepaque, Jalisco, CP 45610, Mexico
Authasas B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Authasas B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Autonomy HoldCo B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy HoldCo B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Autonomy Netherlands B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Netherlands B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Borland B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Entco Eastern Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Eastern Holding B.V.
Country of incorporation	Netherlands
Principal activities	In Liquidation
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Entco Gatriam Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Gatriam Holding B.V.
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Entco Holding Berlin B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Holding Berlin B.V.
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Entco Holding Hague II B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Holding Hague II B.V.
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Entco Sinope Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Sinope Holding B.V.
Country of incorporation	Netherlands
Principal activities	Holding company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Entcorp Nederland B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entcorp Nederland B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Caribe Holding B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Caribe Holding B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Eastern Holding II B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Eastern Holding II B.V.
Country of incorporation	Netherlands
Principal activities	Holding Company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Enterprise B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Enterprise B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus HoldCo B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus HoldCo B.V.
Country of incorporation	Netherlands
Principal activities	Holding Company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Holding Finance B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Holding Finance B.V.
Country of incorporation	Netherlands
Principal activities	Holding Company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Holding Hague B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Holding Hague B.V.
Country of incorporation	Netherlands
Principal activities	Holding Company
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Holding PR B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Holding PR B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus International Trade B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus International Trade B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Nederland B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Nederland B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Verity Benelux B.V. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Verity Benelux B.V.
Country of incorporation	Netherlands
Principal activities	Sale and support of software
Registered office address	Van Deventerlaan 31, 3528 AG, Utrecht, Netherlands
Micro Focus Software (New Zealand) Unlimited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software (New Zealand) Unlimited
Country of incorporation	New Zealand
Principal activities	Sale and support of software
Registered office address	Level 26, PWC Tower, 15 Customs Street West, Auckland, 1010, New Zealand
Micro Focus AS [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus AS
Country of incorporation	Norway
Principal activities	Sale and support of software
Registered office address	C/O House of Business AS, 7th Floor Dronning Eufemias gate 16, Oslo, 0191, Norway
Micro Focus Software, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software, Inc.
Country of incorporation	Philippines
Principal activities	Sale and support of software
Registered office address	2/F Three World Square, Upper Mckinley Road, Taguig City, Philippines
Micro Focus Polska sp. z.o.o. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Polska sp. z o.o.
Country of incorporation	Poland
Principal activities	Sale and support of software
Registered office address	ul. Sucha 2/3, 50-086 Wrocław, Poland
Micro Focus Portugal Informatica, Lda [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Portugal Informática, Lda
Country of incorporation	Portugal
Principal activities	Sale and support of software
Registered office address	Centro Empresarial Torres de Lisboa, Rua Tomás da Fonseca, Torre G, 1.º, Sala 111, Freguesia de São Domingos de Benfica, 1600 203, Lisboa, Portugal
Micro Focus S.L. - Sucursal Em Portugal Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus, S.L.- Sucursal em Portugal Branch
Country of incorporation	Portugal
Principal activities	Sale and support of software
Registered office address	Centro Empresarial Torres de Lisboa, Rua Tomás da Fonseca, Torre G, 1.º, Sala 111, Freguesia de São Domingos de Benfica, 1600 203, Lisboa, Portugal
Micro Focus Caribe Holding B.V. LLC Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Caribe Holding B.V. LLC Branch
Country of incorporation	Puerto Rico
Principal activities	Sale and support of software
Registered office address	Metro Office Park, Metro Parque 7, Street # 1, Suite 204 , Guaynabo, PR 00968, Puerto Rico
Micro Focus Holding PR B.V. LLC Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Holding PR B.V. LLC Branch
Country of incorporation	Puerto Rico
Principal activities	Sale and support of software
Registered office address	Metro Office Park, Metro Parque 7, Street # 1, Suite 204 , Guaynabo, PR 00968, Puerto Rico
Micro Focus Software Romania SRL [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Romania SRL
Country of incorporation	Romania
Principal activities	Sale and support of software
Registered office address	2nd District, 3 George Constantinescu Street, BOC Office Building, 4th floor, entrance B, 2nd District, Bucharest, PC 020339, Romania
Limited Liability Company Micro Focus [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Limited Liability Company Micro Focus
Country of incorporation	Russian Federation
Principal activities	Sale and support of software
Registered office address	Leningradskoye shosse 16 A, building 3, floor 10, premise XV, room 16, 125171, Moscow, Russian Federation
Micro Focus LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus LLC
Country of incorporation	Saudi Arabia
Principal activities	Sale and support of software
Registered office address	Nimr Al Nakheel Centre, Building A, 1st floor, Imam Saud Bin Abdulaziz Bin Muhammad Road, Riyadh, 11564, Saudi Arabia
Autonomy Systems Singapore Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Systems Singapore Pte. Ltd.
Country of incorporation	Singapore
Principal activities	In Liquidation
Registered office address	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, 098633, Singapore
Borland (Singapore) Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland (Singapore) Pte. Ltd.
Country of incorporation	Singapore
Principal activities	In Liquidation
Registered office address	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, 098633, Singapore
Entco Software Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Software Pte. Ltd.
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office address	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, 098633, Singapore
Mercury Interactive (Singapore) Pte Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Mercury Interactive (Singapore) Pte Ltd
Country of incorporation	Singapore
Principal activities	In Liquidation
Registered office address	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, 098633, Singapore
Micro Focus Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Pte. Ltd.
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office address	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, 098633, Singapore
Micro Focus Software Pte. Ltd. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Pte. Ltd.
Country of incorporation	Singapore
Principal activities	Sale and support of software
Registered office address	#12-04/06, 1 Harbourfront Place, Harbourfront Tower 1, Singapore, 098633, Singapore
Autonomy Systems Software South Africa Pty Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Systems Software South Africa Pty Ltd
Country of incorporation	South Africa
Principal activities	Sale and support of software
Registered office address	78 Sophia Street, Fairland, 2195, South Africa
Micro Focus Software South Africa (Pty) Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software South Africa (Pty) Ltd
Country of incorporation	South Africa
Principal activities	Sale and support of software
Registered office address	Novell House, MorningWedge Office, 255 Rivonia Road, Morningside, 2196, South Africa
Micro Focus South Africa (Pty) Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus South Africa (Pty) Ltd
Country of incorporation	South Africa
Principal activities	Sale and support of software
Registered office address	Morningside Wedge Office Park , 255 Rivonia Road, Morningside, Sandton, Gauteng, 2057, South Africa
Micro Focus Korea Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Korea Ltd
Country of incorporation	South Korea
Principal activities	Sale and support of software
Registered office address	Yeoidodong, SK Building, 15F, 31 Gukjegeumyung-ro 8-gil, Yeongdeungpo-gu, Seoul, Korea, Republic of
Micro Focus Field Delivery Spain S.L.U. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Field Delivery Spain S.L.U.
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office address	Torre Espacio, Planta 16, Paseo de la Castellana, 259D, 28046 Madrid, Spain
Micro Focus S.L.U. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus S.L.U.
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office address	Torre Espacio, Planta 16, Paseo de la Castellana, 259D, 28046 Madrid, Spain
Micro Focus Software Spain S.L.U. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Spain S.L.U.
Country of incorporation	Spain
Principal activities	Sale and support of software
Registered office address	Torre Espacio, Planta 16, Paseo de la Castellana, 259D, 28046 Madrid, Spain
Micro Focus AS, Norge, filial i Sverige Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus AS, Norge, filial i Sverige Branch
Country of incorporation	Sweden
Principal activities	Sale and support of software
Registered office address	Kronborgsgränd 1, 164 46 Kista, Stockholm, Sweden
Micro Focus Sverige AB [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Sverige AB
Country of incorporation	Sweden
Principal activities	Sale and support of software
Registered office address	Kronborgsgränd 1, 164 46 Kista, Stockholm, Sweden
Micro Focus Enterprise B.V., Amstelveen, Wallisellen Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Enterprise B.V., Amstelveen, Wallisellen Branch
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office address	Richtistrasse 7, 8304 Wallisellen, Switzerland
Micro Focus GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus GmbH
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office address	Wallisellen Business Park, Offices 201-204, Richtistrasse 7, 8304, Wallisellen, Switzerland
Micro Focus International Suisse Sarl [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus International Suisse Sàrl
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office address	Chemin Jean-Baptiste Vandelle 3A, 1290 Versoix, Switzerland
Micro Focus Schweiz GmbH [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Schweiz GmbH
Country of incorporation	Switzerland
Principal activities	Sale and support of software
Registered office address	Wallisellen Business Park, Offices 201-204, Richtistrasse 7, 8304, Wallisellen, Switzerland
Entco, LLC Taiwan Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco, LLC Taiwan Branch
Country of incorporation	Taiwan
Principal activities	Sale and support of software
Micro Focus Taiwan Co. Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Taiwan Co., Ltd
Country of incorporation	Taiwan
Principal activities	Sale and support of software
Registered office address	9F., No. 200, Sec. 1, Keelung Rd., Xinyi Dist., Taipei City, 110, Taiwan
Micro Focus Enterprise Tunisia SARL [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Enterprise Tunisia SARL
Country of incorporation	Tunisia
Principal activities	Sale and support of software
Registered office address	ZI Chotrana, Technopole El Ghazala, Lot No 45, Ariana, 2088, Tunisia
Atarlabs Bilisim Anonim Siketi [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Atarlabs Bilişim Anonim Şirketi
Country of incorporation	Turkey
Principal activities	Development and support of software
Registered office address	Üniversiteler Mahallesi 1605 Cad. No: 3A, Çankaya , Ankara, Turkey
Micro Focus Teknoloji Cozumleri Limited Sirketi [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Teknoloji Çözümleri Limited Şirketi
Country of incorporation	Turkey
Principal activities	Sale and support of software
Registered office address	AND Plaza Kozyatağa İçerenköy Mahallesi Umut Sk. 10/12, Kat: 16 34752 Ataşehir/İstanbul, Turkey
Micro Focus Ukraine, LLC. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Ukraine, LLC.
Country of incorporation	Ukraine
Principal activities	Sale and support of software
Registered office address	13 Pimonenko Str., building 6, Office 6A/61, Kiev, 04050, Ukraine
Entco International SARL - Jebel Ali Free Zone Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco International SARL - Jebel Ali Free Zone Branch
Country of incorporation	United Arab Emirates
Principal activities	Sale and support of software
Registered office address	JAFZA One building, Unit No. AB 1005, Jebel Ali Free Zone, Dubai, United Arab Emirates
Entco International SARL-Abu Dhabi Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco International SARL-Abu Dhabi Branch
Country of incorporation	United Arab Emirates
Principal activities	Sale and support of software
Registered office address	Al Hilal Building, Al Falah Road, Office 318, Abu Dhabi, United Arab Emirates
Micro Focus Software Middle East FZ-LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Middle East FZ-LLC
Country of incorporation	United Arab Emirates
Principal activities	Sale and support of software
Registered office address	1204 - 1205, Floor 12 Al Shatha Tower, Dubai, United Arab Emirates
Attachmate Sales UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Attachmate Sales UK Limited
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Autonomy Systems Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Autonomy Systems Limited
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Borland (Holding) UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland (Holding) UK Limited
Country of incorporation	United Kingdom
Principal activities	In Liquidation
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Borland (UK) Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland (UK) Limited
Country of incorporation	United Kingdom
Principal activities	In Liquidation
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Dart UK Newco Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Dart UK Newco Limited
Country of incorporation	United Kingdom
Principal activities	Divestiture company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Entco Holding Berlin B.V. - UK Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Holding Berlin B.V. - UK Branch
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Longsand Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Longsand Limited
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Merant Holdings [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Merant Holdings
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus (IP) Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (IP) Holdings Limited
Country of incorporation	United Kingdom
Principal activities	Dormant
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus (IP) Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (IP) Ltd
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus (US) Holdings [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (US) Holdings
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus CHC Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus CHC Limited
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Foreign HoldCo Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Foreign HoldCo Ltd
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Global Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Global Limited
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Group Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Group Limited
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Holdings Unlimited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Holdings Unlimited
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Integration Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Integration Limited
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus IP Development Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus IP Development Limited
Country of incorporation	United Kingdom
Principal activities	Development and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Limited
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Marigalante Ltd. - UK Branch [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Marigalante Ltd. - UK Branch
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus MHC Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus MHC Limited
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Midco Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Midco Holdings Limited
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Midco Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Midco Limited
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Situla Holding Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Situla Holding Ltd
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Software (IP) Holdings Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software (IP) Holdings Limited
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Software Holdings Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Holdings Ltd
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus Software UK Ltd [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software UK Ltd
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Micro Focus UK Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus UK Limited
Country of incorporation	United Kingdom
Principal activities	Dormant
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Serena Holdings [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Serena Holdings
Country of incorporation	United Kingdom
Principal activities	Holding Company
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Serena Software Europe Limited [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Serena Software Europe Limited
Country of incorporation	United Kingdom
Principal activities	Sale and support of software
Registered office address	The Lawn, 22-30 Old Bath Road, Newbury, Berkshire, RG14 1QN, United Kingdom
Attachmate Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Attachmate Corporation
Country of incorporation	United States
Principal activities	Development and support of software
Registered office address	Corporation Service Company, MC-CSC1, 300 Deschutes Way SW, Suite 208, Tumwater, WA98501, United States
Borland Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland Corporation
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Borland Software Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland Software Corporation
Country of incorporation	United States
Principal activities	Development and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Borland Technology Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Borland Technology Corporation
Country of incorporation	United States
Principal activities	Dormant
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Dart US Newco LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Dart US Newco LLC
Country of incorporation	United States
Principal activities	Divestiture company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Entco Delaware LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco Delaware LLC
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Entco, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Entco, LLC
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Full 360 Group Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Full 360 Group Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Full 360 Inc [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Full 360 Inc
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 80 State Street, Albany, NY 12207-2543, United States
GWAVA Technologies Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	GWAVA Technologies, Inc.
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
MA FinanceCo., LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	MA FinanceCo., LLC
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Marcel Holdings LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Marcel Holdings LLC
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Micro Focus (US) Group, Inc [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (US) Group, Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Micro Focus (US) International Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (US) International Holdings, Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Micro Focus (US), Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus (US), Inc.
Country of incorporation	United States
Principal activities	Development and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Micro Focus Brazil Holdings LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Brazil Holdings LLC
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Micro Focus Government Solutions LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Government Solutions LLC
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Micro Focus LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus LLC
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Micro Focus Software Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Micro Focus Software Inc.
Country of incorporation	United States
Principal activities	Development and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
NetIQ Corporation [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	NetIQ Corporation
Country of incorporation	United States
Principal activities	Development and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Novell Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell Holdings, Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Novell International Holdings, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Novell International Holdings, Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Seattle SpinCo, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Seattle SpinCo, Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Serena Software, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Serena Software, Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Stratify, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Stratify, Inc.
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
The Attachmate Group, Inc. [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	The Attachmate Group, Inc.
Country of incorporation	United States
Principal activities	Holding Company
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States
Vertica Systems, LLC [Member]
Details of Investments in Subsidiaries [Abstract]
Company name	Vertica Systems, LLC
Country of incorporation	United States
Principal activities	Sale and support of software
Registered office address	Corporation Service Company, 251 Little Falls Drive, Wilmington, Delaware 19808, United States